Accounting Policies - Hyperinflationary Economies (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024 $ / €	Dec. 31, 2024 venezuelanBolivarInflation_adjustedPerUSDollar	Dec. 31, 2024 venezuelanBolivarSoberano / $	Jan. 01, 2024 venezuelanBolivarInflation_adjustedPerUSDollar	Jan. 01, 2024 venezuelanBolivarSoberano / $	Dec. 31, 2023 $ / €	Dec. 31, 2023 venezuelanBolivarInflation_adjustedPerUSDollar	Dec. 31, 2023 venezuelanBolivarSoberano / $	Dec. 31, 2022 $ / €	Dec. 31, 2022 venezuelanBolivarInflation_adjustedPerUSDollar	Dec. 31, 2022 venezuelanBolivarSoberano / $
Venezuela
Disclosure of geographical areas [line items]
Inflation rate (as a percent)	61.50%	189.80%	174.30%
Exchange rate as of closing date of period (per USD)					81.85	52.027	50.68	159.45		159.45	35.959		45.18	17.489
Argentina
Disclosure of geographical areas [line items]
Exchange rate as of closing date of period (per USD)				1,073.18					893.45			189.08
Cumulative index rate (as a percent)	7694.00%	3533.20%	1134.60%
Annual index rate (as a percent)	117.80%	211.40%	95.00%